UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock Lifestyle Portfolios

QUARTERLY PORTFOLIO HOLDINGS

3.31.2011

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2011 (Unaudited)
(showing percentage of total net assets)

Lifestyle Aggressive Portfolio

	Shares	Value

Affiliated Investment Companies - 100.00%

Equity - 98.03%

John Hancock Funds II (G) - 88.24%
All Cap Core, Class NAV (QS Investors)	11,096,667	$103,088,037
All Cap Value, Class NAV (Lord Abbett)	5,676,117	69,702,720
Alpha Opportunities, Class NAV
(Wellington)	16,948,232	212,361,352
Blue Chip Growth, Class NAV (T. Rowe
Price)	11,151,754	241,212,447
Capital Appreciation, Class NAV
(Jennison)	17,137,621	202,052,549
Capital Appreciation Value, Class NAV
(T. Rowe Price) (I)	3,200,000	33,152,000
Emerging Markets, Class NAV (DFA)	32,514,855	400,583,009
Equity-Income, Class NAV (T. Rowe
Price)	13,332,857	199,859,521
Fundamental Value, Class NAV (Davis)	13,324,666	210,396,474
Global Real Estate, Class NAV (Deutsche)	2,654,928	20,310,199
Heritage, Class NAV (American Century)
(I)	5,190,737	51,544,018
Index 500, Class NAV (John Hancock2)(A)	20,395,618	200,284,971
International Equity Index, Class NAV
(SSgA)	1,659,356	30,366,209
International Growth Stock, Class NAV
(Invesco)	2,701,695	30,448,102
International Opportunities, Class NAV
(Marsico)	8,490,494	121,498,962
International Small Cap, Class NAV
(Franklin)	3,048,587	50,606,547
International Small Company, Class NAV
(DFA)	5,699,662	51,011,975
International Value, Class NAV (Franklin)	9,877,605	150,831,029
Large Cap, Class NAV (UBS)	2,990,805	40,495,495
Large Cap Value, Class NAV (T. Rowe
Price)	1,432,882	27,998,513
Mid Cap Index, Class NAV (John
Hancock2)(A)	3,855,560	82,470,428
Mid Cap Stock, Class NAV (Wellington)
(I)	5,857,275	113,396,839
Mid Cap Value Equity, Class NAV
(Columbia)	3,868,219	41,235,214
Mid Value, Class NAV (T. Rowe Price)	5,290,703	81,794,269
Mutual Shares, Class NAV (Franklin) (I)	3,574,699	40,572,828
Natural Resources, Class NAV
(Wellington)	4,856,916	123,705,642
Optimized Value, Class NAV (John
Hancock2)(A)	4,879,437	61,139,343
Real Estate Equity, Class NAV (T. Rowe
Price)	2,486,214	20,486,405
Small Cap Growth, Class NAV
(Wellington) (I)	3,123,880	37,111,693
Small Cap Index, Class NAV (John
Hancock2)(A)	1,428,802	20,617,607
Small Cap Opportunities, Class NAV
(Invesco/DFA) (I)	1,762,189	41,235,214
Small Cap Value, Class NAV (Wellington)	2,371,203	41,235,214
Small Company Growth, Class NAV
(Invesco) (I)	2,219,931	32,988,171
Small Company Value, Class NAV (T.
Rowe Price)	2,229,734	61,852,821

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A)/Perimeter)
(I)	2,692,912	$32,988,171
Technical Opportunities, Class NAV
(Wellington) (I)	5,107,582	61,852,821
U.S. Multi Sector, Class NAV (GMO)	15,844,959	158,449,588
Value, Class NAV (Invesco)	3,868,219	41,235,214
Value & Restructuring, Class NAV
(Columbia)	6,416,618	78,346,907

John Hancock Funds III (G) - 8.79%
Disciplined Value, Class NAV (Robeco)	5,146,738	69,635,372
International Core, Class NAV (GMO)	4,979,648	151,032,712
Rainier Growth, Class NAV (Rainier)	6,463,475	139,804,958

John Hancock Investment Trust (G) - 1.00%
Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	2,910,241	41,005,296

Fixed Income - 1.97%

John Hancock Funds II (G) - 1.97%
Currency Strategies, Class NAV (First
Quadrant) (I)	8,496,709	80,718,739

Total Investments (Lifestyle Aggressive Portfolio) (Cost
$3,270,503,427) - 100.00%		$4,102,715,595

Other assets and liabilities, net - 0.00%		104,014

TOTAL NET ASSETS - 100.00%		$4,102,819,609

Percentages are based upon net assets.

1
The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2011 (Unaudited)
(showing percentage of total net assets)

Lifestyle Growth Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 99.98%

Equity - 81.21%

John Hancock Funds II (G) - 73.13%
All Cap Core, Class NAV (QS Investors)	33,946,140	$315,359,636
All Cap Value, Class NAV (Lord Abbett)	15,685,390	192,616,586
Alpha Opportunities, Class NAV
(Wellington)	51,493,381	645,212,062
Blue Chip Growth, Class NAV (T. Rowe
Price)	30,765,084	665,448,764
Capital Appreciation, Class NAV
(Jennison)	43,283,966	510,317,960
Capital Appreciation Value, Class NAV
(T. Rowe Price) (I)	9,680,000	100,284,800
Emerging Markets, Class NAV (DFA)	67,341,479	829,647,021
Equity-Income, Class NAV (T. Rowe
Price)	32,259,666	483,572,396
Fundamental Value, Class NAV (Davis)	38,935,866	614,797,327
Global Real Estate, Class NAV (Deutsche)	23,010,165	176,027,759
Heritage, Class NAV (American Century)
(I)	9,910,750	98,413,748
Index 500, Class NAV (John Hancock2)
(A)	37,899,738	372,175,431
International Equity Index, Class NAV
(SSgA)	6,415,900	117,410,970
International Growth Stock, Class NAV
(Invesco)	5,119,460	57,696,311
International Opportunities, Class NAV
(Marsico)	20,765,952	297,160,774
International Small Cap, Class NAV
(Franklin)	5,342,692	88,688,691
International Small Company, Class NAV
(DFA)	10,326,500	92,422,174
International Value, Class NAV (Franklin)	23,516,035	359,089,857
Large Cap, Class NAV (UBS)	9,133,521	123,667,876
Large Cap Value, Class NAV (T. Rowe
Price)	2,727,831	53,301,824
Mid Cap Index, Class NAV (John
Hancock2) (A)	12,160,483	260,112,730
Mid Cap Stock, Class NAV (Wellington)
(I)	12,113,472	234,516,824
Mid Cap Value Equity, Class NAV
(Columbia)	6,010,263	64,069,408
Mid Value, Class NAV (T. Rowe Price)	12,062,604	186,487,863
Mutual Shares, Class NAV (Franklin) (I)	10,479,081	118,937,566
Natural Resources, Class NAV
(Wellington)	10,083,589	256,829,005
Optimized Value, Class NAV (John
Hancock2) (A)	12,522,959	156,912,680
Real Estate Equity, Class NAV (T. Rowe
Price)	14,762,728	121,644,881
Small Cap Growth, Class NAV
(Wellington) (I)	5,196,056	61,729,141
Small Cap Opportunities, Class NAV
(Invesco/DFA) (I)	2,828,072	66,176,874
Small Cap Value, Class NAV (Wellington)	3,661,016	63,665,069
Small Company Growth, Class NAV
(Invesco) (I)	3,602,428	53,532,080
Small Company Value, Class NAV (T.
Rowe Price)	3,503,108	97,176,224

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter)
(I)	4,207,449	$51,541,250
Technical Opportunities, Class NAV
(Wellington) (I)	16,271,515	197,048,044
U.S. Multi Sector, Class NAV (GMO)	47,468,253	474,682,534
Value, Class NAV (Invesco)	6,013,712	64,106,166
Value & Restructuring, Class NAV
(Columbia)	18,124,173	221,296,153

John Hancock Funds III (G) - 7.55%
Disciplined Value, Class NAV (Robeco)	13,764,175	186,229,286
International Core, Class NAV (GMO)	11,787,162	357,504,612
Rainier Growth, Class NAV (Rainier)	17,528,711	379,146,027

John Hancock Investment Trust (G) - 0.53%
Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	4,638,463	65,355,943

Fixed Income - 18.77%

John Hancock Funds II (G) - 18.77%
Active Bond, Class NAV (John
Hancock1/Declaration) (A)	9,877,716	100,061,260
Currency Strategies, Class NAV (First
Quadrant) (I)	25,807,333	245,169,663
Floating Rate Income, Class NAV
(WAMCO)	35,108,684	337,394,457
Global Bond, Class NAV (PIMCO)	9,077,678	111,655,437
Global High Yield, Class NAV (Stone
Harbor)	5,172,185	54,825,164
High Income, Class NAV (John Hancock1)
(A)	13,918,400	118,723,956
High Yield, Class NAV (WAMCO)	18,440,961	170,210,070
Multi-Sector Bond, Class NAV (Stone
Harbor)	17,876,204	186,270,042
Real Return Bond, Class NAV (PIMCO)	9,049,289	111,487,243
Spectrum Income, Class NAV (T. Rowe
Price)	17,973,464	192,855,269
Strategic Income Opportunities, Class
NAV (John Hancock1) (A)	16,456,790	182,176,663
Total Return, Class NAV (PIMCO)	26,946,808	373,482,760
U.S. High Yield Bond, Class NAV (Wells
Capital)	8,631,157	111,514,548

Total Investments (Lifestyle Growth Portfolio) (Cost
$10,138,501,947) - 99.98%		$12,227,838,859

Other assets and liabilities, net - 0.02%		1,960,388

TOTAL NET ASSETS - 100.00%		$12,229,799,247

Percentages are based upon net assets.

2
The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2011 (Unaudited)
(showing percentage of total net assets)

Lifestyle Balanced Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 99.98%

Equity - 60.01%

John Hancock Funds II (G) - 53.99%
All Cap Core, Class NAV (QS Investors)	27,095,199	$251,714,405
All Cap Value, Class NAV (Lord Abbett)	12,083,434	148,384,569
Alpha Opportunities, Class NAV
(Wellington)	35,082,560	439,584,474
Blue Chip Growth, Class NAV (T. Rowe
Price)	24,319,040	526,020,832
Capital Appreciation, Class NAV
(Jennison)	31,112,831	366,820,282
Capital Appreciation Value, Class NAV
(T. Rowe Price) (I)	9,400,000	97,384,000
Emerging Markets, Class NAV (DFA)	43,799,813	539,613,701
Equity-Income, Class NAV (T. Rowe
Price)	18,731,824	280,790,047
Fundamental Value, Class NAV (Davis)	28,107,183	443,812,414
Global Real Estate, Class NAV (Deutsche)	22,983,455	175,823,427
Heritage, Class NAV (American Century)
(I)	6,547,881	65,020,459
Index 500, Class NAV (John Hancock2)
(A)	36,556,632	358,986,130
International Growth Stock , Class NAV
(Invesco)	5,291,282	59,632,744
International Opportunities, Class NAV
(Marsico)	13,426,071	192,127,070
International Small Cap, Class NAV
(Franklin)	1,792,456	29,754,761
International Small Company, Class NAV
(DFA)	3,430,663	30,704,437
International Value, Class NAV (Franklin)	17,166,280	262,129,090
Large Cap, Class NAV (UBS)	9,104,432	123,274,015
Large Cap Value, Class NAV (T. Rowe
Price)	1,253,886	24,500,925
Mid Cap Stock, Class NAV (Wellington)
(I)	10,239,869	198,243,864
Mid Cap Value Equity, Class NAV
(Columbia)	5,957,476	63,506,693
Mid Value, Class NAV (T. Rowe Price)	8,084,915	124,992,783
Mutual Shares, Class NAV (Franklin) (I)	10,426,601	118,341,918
Natural Resources, Class NAV
(Wellington)	7,567,688	192,749,010
Optimized Value, Class NAV (John
Hancock2) (A)	10,017,242	125,516,037
Real Estate Equity, Class NAV (T. Rowe
Price)	14,842,866	122,305,212
Small Cap Growth, Class NAV
(Wellington) (I)	4,557,073	54,138,025
Small Cap Opportunities, Class NAV
(Invesco/DFA) (I)	1,402,825	32,826,094
Small Cap Value, Class NAV (Wellington)	1,819,100	31,634,152
Small Company Growth, Class NAV
(Invesco) (I)	2,664,625	39,596,327
Small Company Value, Class NAV (T.
Rowe Price)	3,475,711	96,416,223
Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter)
(I)	3,223,270	39,485,055
Technical Opportunities, Class NAV
(Wellington) (I)	16,145,849	195,526,236

U.S. Multi Sector, Class NAV (GMO)	34,268,099	$342,680,986
Value, Class NAV (Invesco)	5,965,303	63,590,128
Value & Restructuring, Class NAV
(Columbia)	14,380,429	175,585,039

John Hancock Funds III (G) - 5.75%
Disciplined Value, Class NAV (Robeco)	11,040,658	149,380,104
International Core, Class NAV (GMO)	8,758,443	265,643,572
Rainier Growth, Class NAV (Rainier)	12,490,873	270,177,590

John Hancock Investment Trust (G) - 0.27%
Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	2,291,676	32,289,720

Fixed Income - 39.97%

John Hancock Funds II (G) - 39.97%
Active Bond, Class NAV (John
Hancock1/Declaration) (A)	43,594,914	441,616,475
Core Bond, Class NAV (Wells Capital)	17,903,869	228,453,369
Currency Strategies, Class NAV (First
Quadrant) (I)	25,098,907	238,439,615
Floating Rate Income, Class NAV
(WAMCO)	40,720,479	391,323,799
Global Bond, Class NAV (PIMCO)	29,866,121	367,353,289
Global High Yield, Class NAV (Stone
Harbor)	10,425,192	110,507,038
High Income, Class NAV (John Hancock1)
(A)	26,940,010	229,798,288
High Yield, Class NAV (WAMCO)	36,828,665	339,928,574
Investment Quality Bond, Class NAV
(Wellington)	7,135,350	86,123,673
Multi-Sector Bond, Class NAV (Stone
Harbor)	39,519,310	411,791,206
Real Return Bond, Class NAV (PIMCO)	25,987,674	320,168,145
Spectrum Income, Class NAV (T. Rowe
Price)	38,993,716	418,402,578
Strategic Income Opportunities, Class
NAV (John Hancock1) (A)	34,282,857	379,511,227
Total Return, Class NAV (PIMCO)	37,555,638	520,521,142
U.S. High Yield Bond, Class NAV (Wells
Capital)	21,642,941	279,626,798

Total Investments (Lifestyle Balanced Portfolio) (Cost
$10,029,407,798) - 99.98%		$11,914,267,766

Other assets and liabilities, net - 0.02%		2,258,577

TOTAL NET ASSETS - 100.00%		$11,916,526,343

Percentages are based upon net assets.

3
The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2011 (Unaudited)
(showing percentage of total net assets)

Lifestyle Moderate Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 99.94%

Equity - 38.52%

John Hancock Funds II (G) - 33.93%
Alpha Opportunities, Class NAV
(Wellington)	5,665,877	$70,993,438
Blue Chip Growth, Class NAV (T. Rowe
Price)	8,032,691	173,747,098
Capital Appreciation, Class NAV
(Jennison)	4,436,892	52,310,954
Emerging Markets, Class NAV (DFA)	6,236,694	76,836,070
Equity-Income, Class NAV (T. Rowe
Price)	7,200,270	107,932,050
Fundamental Value, Class NAV (Davis)	8,045,655	127,040,889
Global Real Estate, Class NAV (Deutsche)	7,310,625	55,926,278
Index 500, Class NAV (John Hancock2)
(A)	11,034,461	108,358,405
International Growth Stock, Class NAV
(Invesco)	1,657,718	18,682,484
International Opportunities, Class NAV
(Marsico)	2,611,109	37,364,967
International Value, Class NAV (Franklin)	3,915,124	59,783,948
Mid Cap Stock, Class NAV (Wellington)
(I)	2,895,013	56,047,451
Mid Value, Class NAV (T. Rowe Price)	3,623,289	56,016,043
Natural Resources, Class NAV
(Wellington)	733,509	18,682,484
Real Estate Equity, Class NAV (T. Rowe
Price)	4,534,583	37,364,967
Small Cap Growth, Class NAV
(Wellington) (I)	786,300	9,341,242
Small Cap Value, Class NAV (Wellington)	537,162	9,341,242
Small Company Growth, Class NAV
(Invesco) (I)	628,617	9,341,242
Small Company Value, Class NAV (T.
Rowe Price)	673,485	18,682,484
Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter)
(I)	849,688	10,408,678
U.S. Multi Sector, Class NAV (GMO)	8,967,592	89,675,922
Value & Restructuring, Class NAV
(Columbia)	4,284,271	52,310,954

John Hancock Funds III (G) - 4.59%
Global Shareholder Yield, Class NAV
(Epoch)	9,370,525	89,675,922
International Core, Class NAV (GMO)	1,847,921	56,047,451
Rainier Growth, Class NAV (Rainier)	1,122,849	24,287,229

Fixed Income - 61.42%

John Hancock Funds II (G) - 61.42%
Active Bond, Class NAV (John
Hancock1/Declaration) (A)	25,364,821	256,945,641
Core Bond, Class NAV (Wells Capital)	14,375,616	183,432,860
Currency Strategies, Class NAV (First
Quadrant) (I)	7,800,690	74,106,552
Floating Rate Income, Class NAV
(WAMCO)	19,094,974	183,502,703
Global Bond, Class NAV (PIMCO)	11,333,029	139,396,257
Global High Yield, Class NAV (Stone
Harbor)	5,028,634	53,303,522

High Income, Class NAV (John Hancock1)
(A)	6,430,105	$54,848,793
High Yield, Class NAV (WAMCO)	9,836,863	90,794,249
Investment Quality Bond, Class NAV
(Wellington)	10,039,071	121,171,590
Multi-Sector Bond, Class NAV (Stone
Harbor)	17,072,193	177,892,251
Real Return Bond, Class NAV (PIMCO)	11,374,467	140,133,438
Spectrum Income, Class NAV (T. Rowe
Price)	16,750,238	179,730,053
Strategic Income Opportunities, Class
NAV (John Hancock1) (A)	16,393,051	181,471,076
Total Bond Market, Class NAV
(Declaration) (A)	7,037,166	71,356,859
Total Return, Class NAV (PIMCO)	21,223,252	294,154,278
U.S. High Yield Bond, Class NAV (Wells
Capital)	5,565,041	71,900,336

Total Investments (Lifestyle Moderate Portfolio) (Cost
$3,287,199,907) - 99.94%		$3,700,340,350

Other assets and liabilities, net - 0.06%		2,195,229

TOTAL NET ASSETS - 100.00%		$3,702,535,579

Percentages are based upon net assets.

4
The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2011 (Unaudited)
(showing percentage of total net assets)

Lifestyle Conservative Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 99.97%

Equity - 20.36%

John Hancock Funds II (G) - 16.55%
Blue Chip Growth, Class NAV (T. Rowe
Price)	3,469,167	$75,038,089
Emerging Markets, Class NAV (DFA)	1,244,980	15,338,153
Equity-Income, Class NAV (T. Rowe
Price)	5,506,464	82,541,899
Fundamental Value, Class NAV (Davis)	4,752,254	75,038,090
Global Real Estate, Class NAV (Deutsche)	5,885,340	45,022,854
Index 500, Class NAV (John Hancock2)
(A)	5,348,947	52,526,663
International Value, Class NAV (Franklin)	2,457,043	37,519,045
Mid Cap Stock, Class NAV (Wellington)
(I)	387,593	7,503,809
Mid Value, Class NAV (T. Rowe Price)	485,369	7,503,809
Natural Resources, Class NAV
(Wellington)	589,227	15,007,618
Real Estate Equity, Class NAV (T. Rowe
Price)	3,642,626	30,015,236
Small Cap Growth, Class NAV
(Wellington) (I)	631,634	7,503,809
Small Company Value, Class NAV (T.
Rowe Price)	270,505	7,503,809
U.S. Multi Sector, Class NAV (GMO)	3,001,524	30,015,236

John Hancock Funds III (G) - 3.82%
Global Shareholder Yield, Class NAV
(Epoch)	7,840,971	75,038,090
International Core, Class NAV (GMO)	1,237,028	37,519,045

Fixed Income - 79.60%

John Hancock Funds II (G) - 79.60%
Active Bond, Class NAV (John
Hancock1/Declaration) (A)	25,708,435	260,426,445
Core Bond, Class NAV (Wells Capital)	13,519,421	172,507,810
Currency Strategies, Class NAV (First
Quadrant) (I)	6,198,803	58,888,633
Floating Rate Income, Class NAV
(WAMCO)	15,284,795	146,886,876
Global Bond, Class NAV (PIMCO)	10,715,258	131,797,672
Global High Yield, Class NAV (Stone
Harbor)	4,831,179	51,210,495
High Income, Class NAV (John Hancock1)
(A)	5,762,376	49,153,067
High Yield, Class NAV (WAMCO)	8,672,006	80,042,611
Investment Quality Bond, Class NAV
(Wellington)	13,577,420	163,879,455
Multi-Sector Bond, Class NAV (Stone
Harbor)	15,201,615	158,400,825
Real Return Bond, Class NAV (PIMCO)	9,537,852	117,506,331
Short Term Government Income, Class
NAV (John Hancock1) (A)	13,220,511	131,676,292
Spectrum Income, Class NAV (T. Rowe
Price)	14,713,315	157,873,872
Strategic Income Opportunities, Class
NAV (John Hancock1) (A)	14,745,146	163,228,761
Total Bond Market, Class NAV
(Declaration) (A)	14,131,976	143,298,238
Total Return, Class NAV (PIMCO)	21,354,055	295,967,204

U.S. High Yield Bond, Class NAV (Wells
Capital)	5,072,749	$65,539,919

Total Investments (Lifestyle Conservative Portfolio) (Cost
$2,712,780,127) - 99.97%		$2,948,919,760

Other assets and liabilities, net - 0.03%		1,029,298

TOTAL NET ASSETS - 100.00%		$2,949,949,058

Percentages are based upon net assets.

Footnote Legend:

(A)	The subadviser is an affiliate of the adviser.
(G)	The underlying fund's subadviser is shown parenthetically.
(I)	Non-income producing.
(1)	Manulife Asset Management (US) LLC is doing business as
John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as
John Hancock Asset Management.

Investment Companies
Underlying Funds’ Subadvisers
American Century Management, Inc.	(American Century)
Columbia Management Investment Advisors, LLC	(Columbia)
Davis Selected Advisors, L.P.	(Davis)
Declaration Management & Research LLC	(Declaration)
Deutsche Asset Management	(Deutsche)
Dimensional Fund Advisors, Inc.	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant L.P.	(First Quadrant)
Franklin Mutual Advisers
Franklin Templeton Investment Corp.	(Franklin)
Templeton Investment Counsel, LLC
Frontier Capital Management Company	(Frontier)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management*	(John Hancock)
Lord Abbett	(Lord Abbett)
Marsico Capital Management, LLC	(Marsico)
Pacific Investment Management Company	(PIMCO)
Perimeter Capital Management, LLC	(Perimeter)
QS Investors, LLC	(QS Investors)
Rainier Investment Management, Inc.	(Rainier)
Robeco Investment Management, Inc.	(Robeco)
SSgA Funds Management, Inc.	(SSgA)
Stone Harbor Investment Partners, LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
UBS Global Asset Management (Americas) Inc.	(UBS)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Inc.	(Wells Capital)
Western Asset Management Company	(WAMCO)

* Manulife Asset Management (US) LLC and Manulife Asset Manulife Asset Management (North America) Limited are doing business as John Hancock Asset Management.

5
The accompanying notes are an integral part of the financial statements.

Notes to Schedule of Investments (unaudited)

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The John Hancock Lifestyle Portfolios (the Portfolios) use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuers specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2011, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three months ended March 31, 2011, there were no significant transfers in or out of Level 1 assets.

Investments by the Lifestyle Portfolios in underlying affiliated funds and/or other investment companies are valued at their respective net asset values each business day.

Cost of Investment Securities for Federal Income Tax Purposes

The tax cost of investments owned on March 31, 2011, was as follows:

				Net
	Aggregate	Unrealized	Unrealized	Unrealized
Portfolio	Cost	Appreciation	Depreciation	Appreciation

Lifestyle Aggressive	$3,400,237,195	$704,396,625	($1,918,225)	$702,478,400
Lifestyle Growth	10,532,347,088	1,734,330,200	(38,838,429)	1,695,491,771
Lifestyle Balanced	10,490,869,474	1,445,705,284	(22,306,992)	1,423,398,292
Lifestyle Moderate	3,353,405,241	348,989,368	(2,054,259)	346,935,109
Lifestyle Conservative	2,777,593,693	175,070,490	(3,744,423)	171,326,067

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.

LS0Q1 3/11
5/11

John Hancock
MUTUAL FUNDS

John Hancock Retirement Distribution Portfolio

QUARTERLY PORTFOLIO HOLDINGS

3.31.2011

Retirement Distribution Portfolio
As of March 31, 2011 (Unaudited)

	Shares	Value

Affiliated Investment Companies 91.87%		$5,618,649

Equity 10.98%

John Hancock Funds II (G) 5.99%		366,434

Equity-Income, Class NAV (T. Rowe Price)	16,297	244,289
Global Real Estate, Class NAV (Deutsche)	15,967	122,145

John Hancock Funds III (G) 4.99%		305,361

Global Shareholder Yield, Class NAV (Epoch)	31,908	305,361

Fixed Income 80.89%

John Hancock Funds II (G) 80.89%		4,946,854

Active Bond, Class NAV (John Hancock1/Declaration) (A)	60,289	610,723
Floating Rate Income, Class NAV (WAMCO)	44,486	427,506
Global Bond, Class NAV (PIMCO)	24,826	305,361
Global High Yield, Class NAV (Stone Harbor)	23,046	244,289
High Yield, Class NAV (WAMCO)	52,934	488,578
Multi-Sector Bond, Class NAV (Stone Harbor)	111,360	1,160,373
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	104,821	1,160,373
Total Return, Class NAV (PIMCO)	26,438	366,434
U.S. High Yield Bond, Class NAV (Wells Capital)	14,181	183,217

Unaffiliated Investment Companies 7.94%		485,587

Equity 7.94%
WisdomTree Equity Income Fund	11,970	485,587

Total investments (Cost $6,213,542)† 99.81%		$6,104,236

Other assets and liabilities, net 0.19%		$11,337

Total net assets 100.00%		$6,115,573

Percentages are based upon net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

† At 3-31-11, the aggregate cost of investment securities for federal income tax purposes was $6,216,778. Net unrealized depreciation aggregated $112,542, of which $40,712 related to appreciated investment securities and $153,254 related to depreciated investment securities.

Underlying Funds’ Investment Managers
Declaration Management/John Hancock Advisors	(Declaration)
Deutsche Asset Management	(Deutsche)
Epoch Investment Partners, Inc.	(Epoch)
John Hancock Asset Management[1]	(John Hancock)
Pacific Investment Management Company	(PIMCO)
Stone Harbor Investment Partners, LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wells Capital Management, Inc.	(Wells Capital)
Western Asset Management Company	(WAMCO)

1

Notes to Schedule of Investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The John Hancock Retirement Distribution Portfolio (the Fund) uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuers specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2011, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three months ended March 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques: Equity securities, including exchanged-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in underlying affiliated funds are valued at their respective net asset values each business day.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Retirement Distribution Portfolio.

330Q1 3/11
5/11

John Hancock

MUTUAL FUNDS

John Hancock

Retirement Rising Distribution Portfolio

QUARTERLY PORTFOLIO HOLDINGS

3.31.2011

Retirement Rising Distribution Portfolio
As of March 31, 2011 (Unaudited)

	Shares	Value

Affiliated Investment Companies 86.57%		$4,742,444

Equity 16.93%

John Hancock Funds II (G) 12.90%		706,430

Equity-Income, Class NAV (T. Rowe Price)	29,071	435,780
Global Real Estate, Class NAV (Deutsche)	35,379	270,650

John Hancock Funds III (G) 4.03%		220,895

Global Shareholder Yield, Class NAV (Epoch)	23,082	220,895

Fixed Income 69.64%

John Hancock Funds II (G) 69.64%		3,815,119

Active Bond, Class NAV (John Hancock1/Declaration) (A)	42,830	433,865
Floating Rate Income, Class NAV (WAMCO)	28,244	271,429
Global Bond, Class NAV (PIMCO)	22,098	271,806
Global High Yield, Class NAV (Stone Harbor)	15,531	164,624
High Yield, Class NAV (WAMCO)	35,507	327,728
Multi-Sector Bond, Class NAV (Stone Harbor)	72,992	760,580
Real Return Bond, Class NAV (PIMCO)	30,999	381,913
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	69,297	767,121
Total Return, Class NAV (PIMCO)	23,582	326,843
U.S. High Yield Bond, Class NAV (Wells Capital)	8,453	109,210

Unaffiliated Investment Companies 13.25%		725,712

Equity 13.25%
PowerShares DB Commodity Index Tracking Fund	11,120	339,271
WisdomTree Equity Income Fund	9,526	386,441

Total investments (Cost $5,575,875)† 99.82%		$5,468,156

Other assets and liabilities, net 0.18%		$9,676

Total net assets 100.00%		$5,477,832

Percentages are based upon net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

† At 3-31-11, the aggregate cost of investment securities for federal income tax purposes was $5,589,427. Net unrealized depreciation aggregated $121,271, of which $48,045 related to appreciated investment securities and $169,316 related to depreciated investment securities.

Underlying Funds’ Investment Managers
Declaration Management/John Hancock Advisors	(Declaration)
Deutsche Asset Management	(Deutsche)
Epoch Investment Partners, Inc.	(Epoch)
John Hancock Asset Management[1]	(John Hancock)
Pacific Investment Management Company	(PIMCO)
Stone Harbor Investment Partners, LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wells Capital Management, Inc.	(Wells Capital)
Western Asset Management Company	(WAMCO)

1

Notes to Schedule of Investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The John Hancock Retirement Distribution Portfolio (the Fund) uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuers specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2011, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three months ended March 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques: Equity securities, including exchanged-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in underlying affiliated funds are valued at their respective net asset values each business day.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Retirement Rising Distribution Portfolio.

332Q1 3/11
5/11

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II – Lifestyle Portfolios, Retirement Distribution Portfolio and Retirement Rising Distribution Portfolio

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: May 23, 2011

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: May 23, 2011